GOING CONCERN	12 Months Ended
Dec. 31, 2015
GOING CONCERN [Abstract]
GOING CONCERN

2. GOING CONCERN

Liquidity and Capital Resources

The Group reported a loss of RMB1,024,791 and RMB 276,442 from continued operations for the years ended December 31, 2014 and 2015, which included a non-cash impairment charge of RMB 443,657 related to provision of receivables, impairment loss of goodwill, intangible assets and de-consolidation of a subsidiary, and a non-cash expense of RMB 242,606 related to the loss from extinguishment of debt and the total interest expense of convertible loan in 2014; and a non-cash impairment charge of RMB 205,311 related to provision of receivables, impairment loss of fixed assets, intangible assets, long term investment, other non-current assets and other current assets, and a non-cash expense of RMB 56,549 related to the interest expense of convertible loan in 2015. The Group's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to reduce or eliminate its net losses for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the company may not be able to achieve profitability.

The Group's principal sources of liquidity have been cash provided by investing activities. As of December 31, 2015, the Group had RMB 246,303 in unrestricted cash and cash equivalents. The Group's cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions. As of December 31, 2015, the Group had RMB 125,850 in unrestricted cash and cash equivalents from VIEs. The Group's consolidated current liabilities exceeded its consolidated current assets by approximately RMB 156,757 as of December 31, 2015. The Group's consolidated net assets were amounting to RMB 142,823 as of December 31, 2015. In addition the Group has lease commitment of RMB 115,904 as of December 31, 2015, of which RMB 17,377 was within one year.

Historically, management has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings and the sale of subsidiaries and other non-performing assets.  Management anticipates that the impact from the negative publicity in the media during the past three years may continue to impact for the Group's businesses in the near term.

Management plan and actions

The Group had approximately RMB 103,602 and RMB 151,790 short term investments, available for sale and short term investments, held to maturity as of December 31, 2015, which was held as short-term investments to be liquid on the expiration date before the end of 2016.

From 2016 and onwards, the Group is focusing on improving operation efficiency and cost reduction. Actions include setting up Financial Share Service Centers across the Company and standardizing the Company's Finance and Operation Policies throughout the Company; as well as implementing new ERP systems to standardize operations, enhance internal controls, and create synergy of the Company's resources.

Conclusion

The Group believes that available cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the consolidated financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Group's business development activities, suspending the pursuit of its business plan, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.